UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06053
Morgan Stanley Insured Municipal Bond Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York10036 (Address of principal executive offices)(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Bond Trust
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (143.8%)
	Alaska (5.7%)
$1,400	Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser (AMT) (AMBAC Insd)	5.00%		01/01/27	$1,262,464
2,000	North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)	0.00		06/30/11	1,812,700
					3,075,164

	Arizona (0.5%)
290	Arizona, Ser 2008 A COPs (FSA Insd)	5.00		09/01/26	291,523

	California (35.5%)
220	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00		08/01/24	228,422
4,000	Anaheim Public Financing Authority, Distribution Ser 2007 A (MBIA Insd)	4.50		10/01/37	3,621,199
550	California Department of Water Resources, Power Supply Ser 2008 H (FSA Insd)	5.00		05/01/22	573,238
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd)	5.00		07/01/32	994,430
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00		06/01/38	1,802,800
1,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd) (a)	5.00		07/01/25	1,027,508
1,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd)	5.00		07/01/25	1,000,600
250	Oakland Joint Powers Financing Authority, California, Oakland Administration Buildings, Ser 2008 B (AGC Insd)	5.00		08/01/23	251,173
1,000	Sacramento County Sanitation District’s Financing Authority, California, Ser 2006 (FGIC Insd)	5.00		12/01/28	1,008,320
1,000	San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA Insd)	5.00		09/01/23	1,003,080
1,000	San Francisco, California City County Ser 2008 R-3 (a)	5.00		06/15/28	1,010,370
2,205	University of California, Ser 2007 (FSA Insd) (a)	4.25		05/15/31	2,157,916
1,795	University of California, Ser 2007 (FSA Insd) (a)	4.25		05/15/35	1,719,735
2,500	University of California, Ser 2007 (FSA Insd) (a)	5.00		02/15/33	2,531,169
525	Yosemite Community College District, California, Election of 2004, Ser 2008 C (FSA Insd) (b)	0.00		08/01/22	260,458
					19,190,418

	Colorado (3.4%)
1,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25		10/01/40	861,760
115	Colorado Health Facilities Authority, Catholic Health Ser 2006 C-7 (FSA Insd)	4.75		09/01/25	113,802
1,000	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00		12/01/30	856,940
					1,832,502

	Connecticut (0.5%)
275	Connecticut Health and Educational Facilities, Authority Quinnipiac University Ser 2008 K-1 (MBIA Insd)	5.00		07/01/24	279,070

	District of Columbia (2.2%)
1,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	918,990
245	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00		10/01/28	247,318
					1,166,308

	Florida (14.0%)
1,000	Broward County Educational Facilities Authority, Florida, Nova Southeastern University Ser 2006 (AGC Insd)	5.00		04/01/31	972,180
2,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA Insd)	5.00		07/01/26	1,995,220
280	Florida State Mid-Bay Bridge Auth, Ser 2008 (AGC Insd)	5.00		10/01/27	275,909
1,500	Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA Insd)	5.25		10/01/19	1,481,445
2,000	Miami Beach, Florida, Water & Sewer Ser 2000 (AMBAC Insd)	5.75		09/01/25	2,098,699
1,000	Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)	0.00	(c)	10/01/30	722,140
					7,545,593

	Idaho (0.9%)
455	Idaho Housing & Finance Association, Federal Highway Trust Fund 2008 Ser A (AGC Insd)	5.25		07/15/25	484,388

	Illinois (12.5%)
1,500	Chicago Park District, Illinois, Harbor Ser 2003 C (AMBAC Insd)	5.00		01/01/24	1,530,284
2,000	Chicago, Illinois, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32	1,897,880
295	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insud)	5.25		06/01/25	306,697
210	De Kalb County, Illinois, Community United School District No. 428 (FSA Insd)	5.00		01/01/24	216,514
1,000	Illinois Finance Authority, Swedish American Hospital Ser 2004 (AMBAC Insd)	5.00		11/15/31	957,480
1,300	Illinois, Ser 2000 (MBIA Insd)	5.75		12/01/18	1,372,553
1,180	Kendall, Kane & Will Counties, Illinois, Ser 2008 (FSA Insd)	0.00		02/01/27	447,527
					6,728,935

	Michigan (3.9%)
285	Ferris State University, Michigan, Ser 2008 (FSA Insd)	4.50		10/01/23	280,674
1,500	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50		12/01/17	1,497,060
320	Wayne State University, Michigan, Ser 2008 (FSA Insd)	5.00		11/15/29	323,312
					2,101,046

	Minnesota (1.8%)
1,000	Minneapolis Health Care Systems, Minnesota, Fairview Health 2005 Ser D (AMBAC Insd)	5.00		11/15/30	967,300

	Nevada (2.1%)
175	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375		01/01/40	116,100
1,000	Nevada ST Cap Impt & Cultural (a)	5.00		06/01/26	1,027,310

					1,143,410

	New Hampshire (0.9%)
495	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (AMBAC Insd)	5.125		07/01/33	495,238

	New Jersey (1.3%)
705	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875		10/01/31	722,625

	New York (15.3%)
1,000	Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)	5.00		09/01/34	985,620
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50		01/01/20	1,064,470
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (MBIA Insd)	5.50		07/01/20	2,119,959
1,145	New York City Industrial Development Agency, New York, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/31	1,108,956

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
1,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	941,840
2,295	New York State Housing Finance Agency, 1996 Ser A Refg (FSA Insd)	6.10	11/01/15	2,030,380
				8,251,225

	North Carolina (1.9%)
1,000	University of North Carolina, Hospitals at Chapel Hill Ser 1999 (AMBAC Insd)	5.00	02/15/24	1,009,700

	Ohio (5.2%)
2,500	American Muniicipal Power, Ohio Inc. Prairie State Energy Campus Project, Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	2,520,475
725	Cleveland, Ohio, Public Power System Ser 2008 B-2 (MBIA Insd) (b)	0.00	11/15/26	272,143

				2,792,618

	Pennsylvania (3.8%)
2,000	Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC Insd)	5.25	03/01/18	2,043,380

	Puerto Rico (5.8%)
3,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (d)	5.50	10/01/32	3,110,370

	South Carolina (3.6%)
1,000	South Carolina State Public Service Authority, Santee Cooper 2006 Ser A (MBIA Insd)	5.00	01/01/36	988,190
960	South Carolina State Public Service Authority, Santee Cooper Ser 1997 A (MBIA Insd)	5.00	01/01/29	962,563
				1,950,753

	Texas (13.5%)
2,000	Austin, Texas, Water & Wastewater Ser 2004 A (AMBAC Insd)	5.00	11/15/27	1,994,940
2,000	Dallas-Forth Worth International Airport, Texas, Refg & Impr Ser 2001 A (AMT) (FGIC Insd)	5.50	11/01/31	1,894,459
175	Friendswood Independent School District, Texas, Schoolhouse Ser 2008 (PSF Insd)	5.00	02/15/27	178,187
385	Harris County Health Facilities Development Corp, TECO Project, Ser 2008 (AGC Insd)	5.25	11/15/23	401,771
275	Houston, Texas, Community College System Sr-Lien-Student Fee Ser 2008 (FSA Insd)	5.00	04/15/25	281,999
675	Houston, Texas, Hotel Occupancy Ser 2001 B (FSA Insd) (b)	0.00	09/01/25	269,831
500	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	507,180
285	Humble Independent School District, Texas, Unlimited Tax School Building Ser 2008 A (AGC Insd)	5.00	02/15/26	290,606
1,000	Lower Colorado River Authority, Texas, Refg 1997 Ser A (FGIC Insd)	5.00	05/15/25	1,006,650
1,500	North Texas Tollway Authority, System Rev Refunding Bond Ser 2008 D (AGC Insd) (b)	0.00	01/01/28	481,380
				7,307,003

	Virginia (3.7%)
2,000	Norfolk, Virginia, Water Ser 1995 (MBIA Insd)	5.875	11/01/20	1,996,680

	Washington (5.9%)
950	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00	01/01/34	918,128
2,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) (a)	5.00	12/01/23	2,015,126
800	Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd)	0.00	12/01/29	256,696
				3,189,950

	Total Tax-Exempt Municipal Bonds (Cost $78,722,541)			77,675,199

	Short-Term Investments (9.3%) Georgia (1.8%)
5,000	Atlanta, Georgia, Water & Waste Ser 2002 C (FSA Insd) (Demand 06/01/07) (Cost $5,000,000)	0.75	11/01/41	5,000,000

NUMBER OF SHARES (000)
	Investment Company (e) (10.7%)
5,807	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $5,806,980)			5,806,980

	Total Short-Term Investments (Cost $10,806,980)			10,806,980

	Total Investments (Cost $89,529,521)			88,482,179

PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Notes Related to Securities Held (-16.4%)
$(8,880)	Notes with interest rates ranging from 1.92% to 2.45% at July 31 2008 and contractual maturities of collateral ranging from 07/01/25 to 05/15/35 (f) (Cost $(8,880,000))			(8,880,000)

	Total Net Investments (Cost $80,649,521) (g) (h)		147.4%	79,602,179
	Liabilites in Excess of Other Assets		(0.2)	(101,427)
	Preferred Shares of Beneficial Interest		(47.2)	(25,500,000)

	Net Assets Applicable to Common Shareholders		100.0%	$54,000,752

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Capital appreciation bond.

(c)	Currently a zero coupon security, will convert to 5.00% on April 1, 2014.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $94,905.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(f)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2008.

(g)	Securities have been designated as collateral in an amount equal to $26,753,214 in connection with open futures contracts, interest rate swaps contracts, securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

10	Long	U.S. Treasury Note 10 Year	$1,060,000	$(288)
		September 2008
11	Long	U.S. Treasury Note 10 Year	1,263,109	7,460
		September 2008
98	Long	U.S. Treasury Swap 10 Year	10,789,188	77,396
		September 2008
126	Long	U.S. Treasury Swap 5 Year	13,590,282	38,973
		September 2008
29	Short	U.S. Treasury Note 5 Year	(3,228,742)	(2,784)
		September 2008
68	Short	U.S. Treasury Bond 20 Year	(7,854,000)	(16,096)
		September 2008

		Net Unrealized Appreciation		$104,660

Interest Rate Swap Contracts Open at July 31, 2008:

	NOTIONAL						UNREALIZED
	AMOUNT	PAYMENTS		RECEIVED		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	MADE BY TRUST		BY TRUST		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	3,740	Floating Rate 0.00%	@	Fixed Rate 5.385%		February 14, 2018	$15,932
Bank of America N.A.	862	Floating Rate 0.00	@	Fixed Rate 5.580		February 28, 2018	9,585
Bank of America N.A.	1,060	Floating Rate 0.00	@	Fixed Rate 5.070		April 14, 2018	(8,321)
Bank of America N.A.	1,050	Floating Rate 0.00	@	Fixed Rate 4.982		April 15, 2018	(11,529)
Merrill Lynch & Co.	1,400	Floating Rate 0.00	@	Fixed Rate 5.000		April 15, 2018	(14,504)
JPMorgan Chase Bank N.A.	4,770	Fixed Rate 5.831		Floating Rate 0.00	@	February 14, 2023	(39,925)
Bank of America N.A.	1,083	Fixed Rate 5.990		Floating Rate 0.00	@	February 28, 2023	(13,797)
Bank of America N.A.	1,360	Fixed Rate 5.470		Floating Rate 0.00	@	April 14, 2023	2,094
Bank of America N.A.	1,285	Fixed Rate 5.380		Floating Rate 0.00	@	April 15, 2023	5,140
Merrill Lynch & Co.	1,805	Fixed Rate 5.395		Floating Rate 0.00	@	April 15, 2023	6,480

					Net Unrealized Depreciation		($48,844)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Bond Trust
/s/ Randy Takian

Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
September 18, 2008
/s/ Francis Smith

Francis Smith
Principal Financial Officer
September 18, 2008

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